FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906



January 3, 2002



Filed Via EDGAR (CIK #0000856119)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re: FRANKLIN VALUE INVESTORS TRUST
           File Nos. 33-31326 and 811-5878


Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 20, 2001.


Sincerely yours,

FRANKLIN VALUE INVESTORS  TRUST


/s/ David P. Goss
__________________

David P. Goss
Associate General Counsel


DPG:ts

cc:   Bruce Leto, Esq.